Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	nf5_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — California Municipal Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 3 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.05%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.38%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$119	$210	$477

2.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 7 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.03%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455

3.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — Municipal Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 10 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.03%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455

4.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — U.S. Government Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 13 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.04%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%
Expense Reimbursement(2)	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$117	$206	$466

5.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — U.S. Government Select Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 16 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.03%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455

NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf5_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — California Municipal Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 3 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.05%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.38%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$119	$210	$477

NORTHERN MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf5_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

2.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 7 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.03%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455

NORTHERN MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf5_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

3.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — Municipal Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 10 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.03%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455

NORTHERN U.S. GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf5_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

4.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — U.S. Government Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 13 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.04%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%
Expense Reimbursement(2)	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$117	$206	$466

NORTHERN U.S. GOVERNMENT SELECT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf5_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

5.	Effective June 30, 2014, the information under the sections entitled "FUND SUMMARIES — U.S. Government Select Money Market Fund — Fees and Expenses of the Fund" and "Example" on page 16 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.03%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$115	$201	$455